Revenue from contracts with customers	12 Months Ended
Dec. 31, 2019
Disclosure Of Revenue From Contracts With Customers [Abstract]
Revenue from contracts with customers

4Revenue from contracts with customers

4.1	Disaggregated revenue information

Set out below is the disaggregation of the Group’s revenue from contracts with customers:

	Years ended December 31,
(in thousands)	2019	2018	2017
Revenues resulting from collaboration and license agreements	€84,428	€101,837	€42,333
Genentech Inc.	64,026	49,536	27,829
Pfizer Inc.	14,348	7,174	-
Sanofi S.A.	4,233	41,712	5,665
Genmab A/S	-	2,740	6,765
Eli Lilly and Company	1,821	676	2,074
Revenues from other sales transactions	24,161	25,738	19,265
Total	€108,589	€127,575	€61,598

Through December 31, 2019, BioNTech received k€279,542 in upfront fees from Genentech under the Genentech Collaboration Agreement. Such amounts are initially deferred and subsequently recognized as revenue as the Company performs under the agreement and measured based on the costs incurred under the respective research programs. Of these upfront fees, k€64,026 was recognized as revenue in the year ended December 31, 2019 (k€49,536 in 2018; k€27,829 in 2017). As of December 31, 2019, k€131,556 upfront fees is recognized as deferred revenue within contract liabilities in the statement of financial position (as of December 31, 2018: k€195,582).

Through December 31, 2019, BioNTech received k€59,560 in upfront and near-term milestone payments from Sanofi under the Sanofi Agreement. Such amounts are initially deferred and subsequently recognized as revenue as the Company performs under the agreement and measured based on the costs incurred under the respective research programs. Of these upfront fees, k€4,233 was recognized as revenue in the year ended December 31, 2019 (k€8,535 in 2018; k€5,665 in 2017). As of December 31, 2019, k€34,483 upfront fees is recognized as deferred revenue within contract liabilities in the statement of financial position (as of December 31, 2018: k€38,716). During the year ended December 31, 2018, BioNTech recognized k€33,177 of revenue from Sanofi for reimbursement of 50% of Cellscript sublicense costs pursuant to a separate sub-sublicense agreement dated December 22, 2018.

Through December 31, 2019, BioNTech received k€43,044 in upfront fees from Pfizer under the Pfizer Collaboration Agreement. Such amounts are initially deferred and subsequently recognized as revenue as BioNTech performs under the agreement and measured based on the time elapsed under the respective research programs. Of these upfront fees, k€14,348 was recognized as revenue in the year ended December 31, 2019 (k€7,174 in 2018). As of December 31, 2019, k€21,522 upfront fees is recognized as deferred revenue within contract liabilities in the statement of financial position (as of December 31, 2018: k€35,870).

The transactions resulting from product sales that are included within the revenue from other sales transactions are as follows:

	Years ended December 31,
(in thousands)	2019	2018	2017
Product sales of JPT Peptide Technologies GmbH	€12,111	€10,748	€10,652

During the year ended December 31, 2019, BioNTech recognized revenue of k€1,059 under a bill-and-hold transaction for which the customer already had obtained control. The bill-and-hold arrangement is substantive since the request to retain the product in BioNTech’s facilities until January 2020 was initiated by the customer.

4.2	Contract Balances

(in thousands)	December 31, 2019	December 31, 2018
Trade receivables	€11,913	€18,938
Contract liabilities	190,692	271,674

Trade receivables are non-interest bearing and are generally settled within 20 to 30 days.

Contract assets are recognized for revenue earned from sales and services based on individual customer contracts of BioNTech Innovative Manufacturing Services GmbH. However, the customers’ advance payments exceeded BioNTech’s transferred goods and services for which a conditional right to consideration exists. Therefore, only contract liabilities net of contract assets are presented as per December 31, 2019 and December 31, 2018, respectively.

Contract liabilities include mainly upfront fees received from BioNTech’s major collaboration and license agreements. The outstanding balances of these accounts decreased during the year ended December 31, 2019 as revenues resulting from these agreements exceeded further payments received from the collaborators due to the achievement of milestones. During the year ended December 31, 2019, BioNTech did not receive upfront fees or an unconditional right of consideration from the collaboration and license agreements (year ended December 31, 2018: k€41,120) and recognized revenues resulting from collaboration and license agreements of k€82,607 (during the year ended December 31, 2018: k€65,068), which reduced the contract liabilities. In addition, during the year ended December 31, 2019, a milestone payment of k€1,821 was received from the Eli Lilly and Company collaboration agreement and recorded as revenue.

Set out below is the amount of revenue recognized for the periods indicated:

	Years ended December 31,
(in thousands)	2019	2018	2017
Amounts included in contract liabilities at the beginning of the year	€82,607	€65,068	€40,428

4.3	Performance Obligations

Information about BioNTech’s performance obligations is summarized below:

Collaboration and License Agreements

BioNTech accounts for its promises to grant licenses as performance obligations satisfied over time as the customers simultaneously receive and consume the benefit of BioNTech’s performance of providing access to its intellectual property as the performance occurs. BioNTech recognizes revenue over time by measuring the progress toward complete satisfaction of that performance obligation according to the method that demonstrates BioNTech’s performance towards complete satisfaction. In contracts in which the costs vary based on the stage of research, an input-based measure considering cost incurred depicts most reliably the progress of the related research activities. In other contracts, revenue recognition on a straight-line basis most reliably depicts BioNTech’s performance toward complete satisfaction. In case the contractual activities progress, the achievement of development milestones will be used to measure the progress toward complete satisfaction.

The deferred revenue allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

(in thousands)	December 31, 2019	December 31, 2018
Within one year	€90,453	€64,522
More than one year	97,109	205,647
Total	€187,562	€270,169

The deferred revenue allocated to the remaining performance obligations does not contain deferred revenues of performance obligations which are part of contracts that have an original expected duration of one year or less or of performance obligations for which the consideration from the customer corresponds directly to the value to the customer of BioNTech’s performance to date at an amount of k€3,130 (December 31, 2018: k€1,505).